Geographic Information and Segments - Schedule of Percentage from Total Revenues (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer A [Member]
Schedule of Percentage from Total Revenues [Line Items]
Revenues Percentage	25.80%	3.80%	11.10%
Customer B [Member]
Schedule of Percentage from Total Revenues [Line Items]
Revenues Percentage	18.70%	29.00%	17.10%
Customer C [Member]
Schedule of Percentage from Total Revenues [Line Items]
Revenues Percentage	6.60%	15.60%	4.60%